PROMISSORY NOTES AND WRITE-OFFS (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 15, 2025	Mar. 13, 2024	Sep. 30, 2025	Dec. 31, 2025	Aug. 19, 2024	Aug. 16, 2024
IGL Note [Member]
Other Nonrecurring (Income) Expense				$ 332,363
Notes Payable						$ 316,000
Convertible Notes Payable				332,363
IGX Note [Member]
Other Nonrecurring (Income) Expense				182,481
Notes Payable					$ 176,000
Convertible Notes Payable				182,481
IGX LOI [Member]
[custom:NonrefundablePayment]	$ 25,000	$ 30,000
[custom:NonrefundableAdditionalPayment]	$ 50,000			$ 50,000
Other Nonrecurring (Income) Expense			$ 50,000